FINANCIAL RISK MANAGEMENT (Financial assets and liabilities at fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 1,432,536	$ 496,832
Financial liabilities, at fair value	1,889	6,358
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,360,585	492,631
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	44,130	1,572
Financial liabilities, at fair value	1,889	6,358
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	27,821	2,629
Financial liabilities, at fair value	0	0
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	1,889	6,358
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	1,889	6,358
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	692,529	259,020
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	692,529	259,020
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	735,654	236,240
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	668,056	233,611
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	39,777	0
Other investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	27,821	2,629
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	4,353	1,572
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	4,353	1,572
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0